Business Combination (Details) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 11, 2025	Feb. 05, 2025	Nov. 14, 2019	Feb. 29, 2024	Feb. 13, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Earnout shares (in Shares)						438
Vesting shares achievement (in Shares)						100
Reallocation shares value						$ 4,290,000
Warrant exercise price (in Dollars per share)						$ 707.39
Aggregate shares of common stock (in Shares)	12,500,000
Variable interest percentage						100.00%	100.00%
Accumulated deficit						$ (86,297,494)	$ (70,917,853)
Research and development, percentage						45.00%	45.00%
Cash						$ 1,880,000	$ 1,880,000
Warrant [Member]
Business Combination [Line Items]
Warrant exercise price (in Dollars per share)						$ 1,000	$ 1,000
IPR&D [Member]
Business Combination [Line Items]
Accumulated deficit						$ 45,600,000	$ 45,600,000
PBAX [Member]
Business Combination [Line Items]
Cash						920,000	$ 920,000
Predecessor [Member]
Business Combination [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Converted value
Earnout shares (in Shares)							438
Vesting shares achievement (in Shares)							100
Reallocation shares value							$ 4,290,000
Accumulated deficit								$ (43,089,821)
Cash						$ 960,000	$ 960,000
Preferred Stock [Member]
Business Combination [Line Items]
Converted shares (in Shares)						2,208
Converted value						$ 21,635,926
Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares (in Shares)							2,208
Conversion of stock value							$ 21,635,926
Common Stock [Member]
Business Combination [Line Items]
Converted shares (in Shares)						292
Common stock, par value (in Dollars per share)						$ 0.0001
Converted value						$ 2,864,074
Earnout shares (in Shares)						600
Conversion price (in Dollars per share)						$ 20,000
Aggregate shares of common stock (in Shares)		15,000
Common Stock [Member] | Warrant [Member]
Business Combination [Line Items]
Warrant exercise price (in Dollars per share)						$ 39.2
Common Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Converted shares (in Shares)							292
Common stock, par value (in Dollars per share)							$ 0.0001
Earnout shares (in Shares)							600
Conversion of stock value							$ 2,864,074
BCA Earnout shares [Member]
Business Combination [Line Items]
Restricted share value						$ 5,880,000
Vesting shares achievement (in Shares)						500
BCA Earnout shares [Member] | Predecessor [Member]
Business Combination [Line Items]
Restricted share value							$ 5,880,000,500
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, par value (in Dollars per share)						$ 1,000
Conversion price (in Dollars per share)						2,000	$ 2,000
Aggregate shares of common stock (in Shares)				10,039
Series A Preferred Stock [Member] | Predecessor [Member]
Business Combination [Line Items]
Warrant exercise price (in Dollars per share)			$ 1.7571
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Business Combination [Line Items]
Converted shares (in Shares)			2,845,597
Series A Preferred Stock [Member] | BCA Earnout shares [Member]
Business Combination [Line Items]
Preferred stock, par value (in Dollars per share)						0.0001	0.0001
Conversion price (in Dollars per share)						$ 750	$ 750
IND Earnout shares [Member]
Business Combination [Line Items]
Earnout shares (in Shares)						500	500
Restricted share value						$ 4,900,000	$ 4,900,000
Forfeiture restricted shares (in Shares)						500	500
Sponsor [Member]
Business Combination [Line Items]
Aggregate shares of common stock (in Shares)						4,200	4,200